Loans and Other Financing	12 Months Ended
Dec. 31, 2023
Disclosure of loans and other financing [abstract]
Loans and Other Financing

NOTE 10. LOANS AND OTHER FINANCING
The composition of the Loans and Other Financing portfolio as of the indicated dates is detailed below:

	12.31.23	12.31.22
Non-financial Public Sector	928,980	8,063,621
Argentine Central Bank	82,237	23,113
Financial Institutions	55,028,589	85,730,272
Loans	55,028,589	85,730,272
Non-financial Private Sector and Residents Abroad	6,422,536,425	8,144,786,288
Loans	6,195,776,833	7,994,629,454
Advances	241,596,034	417,215,778
Notes	1,418,845,984	1,958,080,561
Mortgage Loans	76,431,093	121,786,440
Pledge Loans	90,897,588	160,784,064
Personal Loans	515,494,913	714,490,152
Credit Card Loans	3,440,923,015	4,083,400,968
Other Loans	100,050,011	235,999,486
Accrued Interest, Adjustments and Quotation Differences Receivable	337,843,627	336,620,555
Documented Interest	(26,305,432)	(33,748,550)
Financial Leases	12,887,521	21,834,131
Other Financing	213,872,071	128,322,703
Less: Allowances	(268,459,417)	(434,141,579)
Total	6,210,116,814	7,804,461,715
Classification of Loans and Other Financing as per situation and guarantees received, is detailed in Schedule B.
The concentration of Loans and Other Financing is detailed in Schedule C.
The breakdown by maturity term of Loans and Other Financing is detailed in Schedule D.
The risk analysis for Loans and Other Financing is presented in Note 45.
Related parties information is disclosed in Note 51.